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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: ____________
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sensata Investment Company, S.C.A.*
Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116

Form 13F File Number: 28-13949

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael D. Ward
Title: Managing Director and Chief Operating Officer of Bain Capital Investors, LLC, which is the general partner of Bain Capital Partners VIII, L.P., which is the general partner of Bain Capital Fund VIII, L.P., and Bain Capital Partners VIII-E, L.P., which is the general partner of Bain Capital Fund VIII-E, L.P. Bain Capital Fund VIII,
         L.P. and Bain Capital Fund VIII-E, L.P. own all outstanding stock capital of Sensata Management Company, S.A. Sensata Management Company S.A. is the manager of Sensata Investment Company, S.C.A.
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

   /s/ Michael D. Ward              Boston, MA                11/14/2012
--------------------------   -------------------------  -----------------------
       [Signature]                 [City, State]                [Date]

* The report on Form 13F for the period ended September 30, 2012 for Sensata Investment Company, S.C.A. (the "Fund") is being filed by Bain Capital Investors, LLC, the general partner of Bain Capital Partners VIII, L.P., which is the general partner of Bain Capital Fund VIII, L.P., and Bain Capital Partners VIII-E, L.P., which is the general partner of Bain Capital Fund VIII-E, L.P. Bain Capital Fund VIII, L.P., and Bain Capital Fund VIII-E, L.P., own all outstanding stock capital of Sensata Management Company, S.A. Sensata Management Company S.A. is the manager of the Fund.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number       Name
    --------------------       ----
    28-11185                   Bain Capital Investors, LLC
    28-13947                   Bain Capital Partners VIII, L.P.
    28-13946                   Bain Capital Fund VIII, L.P.
    28-13943                   Bain Capital Partners VIII-E, L.P.
    28-13940                   Bain Capital Fund VIII-E, L.P.
    28-13951                   Sensata Management Company, S.A.

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